Share based compensation - Share-based compensation of subsidiaries (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Jan. 31, 2024 shares
Share-based Compensation
Options granted		349,337		868,278		1,482,452
Forfeited shares		196,000		224,000		311,000
Exercise price | $ / shares	$ 0.01		$ 0.01		$ 0.01
Weighted average grant date fair value of options granted | $ / shares	$ 2.4		1.27		$ 3
Grant date fair value of options vested | ¥		¥ 9,386		¥ 16,009		¥ 27,065
So-Young Medical HongKong Limited ("So-Young Medical") | So Young Medical Plan
Share-based Compensation
Number of shares authorized to issue							81,818,182
Options granted		0		56,000,005
Forfeited shares		14,909,092
Exercise price | $ / shares			0.01
Weighted average grant date fair value of options granted | $ / shares			$ 0.001
Vesting period				4 years
Vesting percentage				25.00%
Grant date fair value of options vested | ¥		¥ 137		¥ 86
Share-based compensation expenses for the options granted | ¥		89		65
Unrecognized compensation expenses, options | ¥	$ 142	¥ 142	$ 288	¥ 288
Weighted average period to recognize unrecognized compensation cost		2 years		3 years
Number of shares available for future grant			40,727,269	40,727,269